Share-Based Payments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense (in Dollars)	$ 239,488
Mr. Daniel Pollock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	1,000,000
Prof. Ravi Savarirayan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	1,000,000
Dr. Jeannette Joughin [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		1,000,000
Performance Rights [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	one
Performance Rights [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	five